Convertible notes payable, related parties (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable	$ 0	$ 275,984
Face Value [Member]
Convertible Notes Payable		660,000
Convertible Note Payable [Member]
Convertible Notes Payable		275,984
Unamortized discount and debt issue costs	0	95,127
Convertible Note Payable [Member] | Face Value [Member]
Convertible Notes Payable	0	371,111
May 8,2020 | Convertible Note Payable [Member]
Convertible Notes Payable	0	261,111
September 2,2020 | Convertible Note Payable [Member]
Convertible Notes Payable	$ 0	$ 110,000